Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense:
Federal	$ 0	$ (2)	$ (2)
State	47	8	188
Foreign	310	317	251
Total current tax expense	357	323	437
Deferred tax expense:
Federal	3	2	2
State	(186)	(124)	(282)
Foreign	(8)	(5)	(8)
Deferred income tax benefit	(191)	(127)	(288)
Provision for income taxes	$ 166	$ 196	$ 149